Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 1,366
Additions to property plant and equipment pending of payment	955	€ 5,849
Contractual commitment for property plant and equipment	623	775
Property, plant and equipment fully depreciated assets still in use	139	85
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment pledged as security	€ 23,510	€ 23,202